Significant Events in the Reporting Period (Details)	May 28, 2023 USD ($) $ / shares	May 28, 2023 USD ($) ₪ / shares	Apr. 23, 2023 USD ($) $ / shares	Apr. 23, 2023 USD ($) ₪ / shares	Mar. 01, 2023 USD ($) $ / shares	Mar. 01, 2023 USD ($) ₪ / shares	Feb. 27, 2023 USD ($) $ / shares	Feb. 27, 2023 USD ($) ₪ / shares	Mar. 02, 2022 USD ($) $ / shares ₪ / shares
Significant Events in the Reporting Period (Details) [Line Items]
Option granted							3,333	3,333
Exercise price | $ / shares							$ 4.57
Fair value of options (in Dollars) | $							$ 5,800	$ 5,800
Option [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted	90,000	90,000	40,000	40,000	3,333	3,333	60,331	60,331	40,000
Exercise price | (per share)	$ 5.25	₪ 19.46	$ 4.83	₪ 17.67	$ 4.57	₪ 16.63	$ 4.5	$ 16.53	₪ 16.76
Fair value of options (in Dollars) | $	$ 217,000	₪ 217,000	$ 65,000	₪ 65,000	$ 5,700	₪ 5,700	$ 108,000	$ 108,000	₪ 71,000
Exercise prices for share option (in Dollars per share) | $ / shares									₪ 4.6
Board of Directors [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted							147,000	147,000